FINANCIAL INCOME (LOSS), NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Other Nonoperating Income Expense [Line Items]
Financial income (loss), net	$ (86)	$ (306)	$ 241
Interest Income [Member]
Components Of Other Nonoperating Income Expense [Line Items]
Financial income (loss), net	301	421	266
Bank Fees And Other Finance Expenses [Member]
Components Of Other Nonoperating Income Expense [Line Items]
Financial income (loss), net	(61)	(15)	(15)
Change In Fair Value Of Research And Development Funding Arrangements [Member]
Components Of Other Nonoperating Income Expense [Line Items]
Financial income (loss), net	(588)	(113)	(97)
Change In Fair Value Of Liability With Respect To Outstanding Options To Non-Employee [Member]
Components Of Other Nonoperating Income Expense [Line Items]
Financial income (loss), net	20
Funding Arrangements Issuance Expenses [Member]
Components Of Other Nonoperating Income Expense [Line Items]
Financial income (loss), net		(463)	(228)
DerivativesTransactions Loss (Gain) [Member]
Components Of Other Nonoperating Income Expense [Line Items]
Financial income (loss), net		134	(15)
Exchange Rate Differences [Member]
Components Of Other Nonoperating Income Expense [Line Items]
Financial income (loss), net	$ 242	$ (270)	$ 330